Consolidated Statements of Shareholders Equity (USD $) In Thousands, except Share data	Common Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained earnings (deficit) [Member]	Total
Beginning Balance at Dec. 31, 2009	$ 66,235		$ (14,163)	$ 52,072
Beginning Balance (Shares) at Dec. 31, 2009	25,195,723
Issue of shares for exercise of options	510			510
Issue of shares for exercise of options (Shares)	691,500
Issue of shares for exercise of warrants	2,746			2,746
Issue of shares for exercise of warrants (Shares)	3,492,500
Stock-based compensation on options granted	1,025			1,025
Issue of units for cash	2,644			2,644
Issue of units for cash (Shares)	2,908,545
Issue of shares for cash	1,147			1,147
Issue of shares for cash (Shares)	722,780
Issue of shares for settlement of accounts payable	359			359
Issue of shares for settlement of accounts payable (Shares)	166,836
Warrants issued on settlement of legal action	366			366
Net income for the period			(614)	(614)
Ending Balance at Dec. 31, 2010	75,032		(14,777)	60,255
Ending Balance (Shares) at Dec. 31, 2010	33,177,884
Issue of shares for services	65			65
Issue of shares for services (Shares)	13,052
Issue of shares for exercise of options	593			593
Issue of shares for exercise of options (Shares)	405,000
Issue of shares for exercise of warrants	546			546
Issue of shares for exercise of warrants (Shares)	248,280
Unrealized gain on marketable securities, net of tax		160		160
Stock-based compensation on options granted	3,148			3,148
Issued on exchange of shares	1,889		(1,213)	676
Issued on exchange of shares (Shares)	275,000
Warrants reclassified from derivative liability	3,314			3,314
Net income for the period			13,496	13,496
Ending Balance at Dec. 31, 2011	84,587	160	(2,494)	82,253
Ending Balance (Shares) at Dec. 31, 2011	34,119,216
Issue of shares for services	85			85
Issue of shares for services (Shares)	20,335
Issue of shares for exercise of options	108			108
Issue of shares for exercise of options (Shares)	72,000
Issue of shares for exercise of warrants	915			915
Issue of shares for exercise of warrants (Shares)	280,836
Unrealized gain on marketable securities, net of tax		(698)		(698)
Stock-based compensation on options granted	2,032			2,032
Net income for the period			4,085	4,085
Ending Balance at Dec. 31, 2012	87,727	(538)	1,591	88,780
Ending Balance (Shares) at Dec. 31, 2012	34,492,387
Issue of shares for exercise of options	25			25
Issue of shares for exercise of options (Shares)	49,000
Issue of shares for exercise of warrants	126			126
Issue of shares for exercise of warrants (Shares)	55,000
Reclassification of loss on marketable securities included in net income		538		538
Unrealized gain on marketable securities, net of tax		20		20
Stock-based compensation on options granted	482			482
Net income for the period			(8,774)	(8,774)
Ending Balance at Sep. 30, 2013	$ 88,360	$ 20	$ (7,183)	$ 81,197
Ending Balance (Shares) at Sep. 30, 2013	34,596,387